Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	38.00%	38.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(14.60%)	(43.60%)	(16.10%)
Tax on undistributed earnings	2.20%	8.90%	5.10%
Valuation allowance	(2.30%)	33.70%	4.10%
Liabilities for unrecognized tax benefits	(0.10%)	2.30%	(10.50%)
Reversal of deferred tax assets related to foreign tax credit	5.30%
Changes in Japanese income tax rates	0.30%		1.40%
Other	1.60%	9.70%	1.50%
Effective income tax rate	30.40%	49.00%	26.50%